COLLABORATION AGREEMENTS	12 Months Ended
Dec. 31, 2021
COLLABORATION AGREEMENTS
COLLABORATION AGREEMENTS
9.	COLLABORATION AGREEMENTS

In July 2020, the Company entered into two collaborative agreements (“BCNI Collaborations”) with BC Neuroimmunology Lab Inc. (“BCNI”) as follows:

Neurodegenerative Diseases

The Company and BCNI (“Neurodegen Collaboration”) agreed to develop and offer highly accurate and objective tests for detection, diagnosis and monitoring of AD. The operation will first offer existing blood-based assays for NfL and P-tau181. Further assays will be added, potentially incorporating the Company’s proprietary peptide antigens and tests for additional neurodegenerative diseases. The agreement was accounted for as a collaboration arrangement. Beginning in October 2020, each party contributed up to Canadian C$12,500 each month to cover operating costs up to the time that the operation becomes cashflow positive. The Company and BCNI acquired laboratory equipment that they jointly control. The Company contributed $19,973 and

$115,900 during 2021 and 2020, respectively, of which $19,973 and $9,655 were recorded in research and development expenses in 2021 and 2020, respectively, in the accompanying consolidated statements of operations and comprehensive loss and $106,245 is reflected in property and equipment, net, in the accompanying consolidated balance sheets in 2020.

Covid-19

The Company and BCNI (“Covid-19 Collaboration”) agreed to provide the service of highly sensitive and specific serological assays for the detection and characterization of antibodies to the SARS-CoV-2 virus that is responsible for COVID-19. The Company and BCNI agreed to create an independent entity for the Covid-19 Collaboration to be established in 2021. The Company acquired 50% ownership interest in the future entity for $2,353. The Company recorded its investment in the future entity using the equity method of accounting and is reflected in other assets in the accompanying consolidated balance sheets. The Company is responsible for the funding of all operating expenses, with prior notification of the planned expenditures, to bring the assay through approval. The agreement was accounted for as a collaboration arrangement for the year ended December 31, 2020. The Company contributed $10,306 during 2020, which was recorded as research and development expense in 2020 on the accompanying consolidated statements of operations and comprehensive loss.

In January 2021, Covid-19 Collaboration became an independent entity. The Company and BCNI each owned 50% of the Covid-19 Collaboration. In February 2021, the Company funded C$25,000 of expenses, which would be paid back out of the profits, if any. As the Covid-19 Collaboration became an independent entity the Company accounted for it using the equity method. For the year ended December 31, 2021, the Company funded $77,549 of expenses. The Company recognized a pro-rata share of losses for the full amount of its investment in the Covid-19 Collaboration of $2,353 for the year ended December 31, 2021.

In December 2021, The BCNI Collaborations were terminated. The Covid-19 Collaboration redeemed the shares purchased by the Company for an aggregated redemption price of $2,353. A payment to the Company of C$128,000, which included the share redemption payment, and for the portion of the equipment purchased and related expenses incurred by the Company in relation to the Neurodegen Collaboration, was received by the Company on December 21, 2021.